ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS - Inflation/discount rates (Details) - Environmental obligations	Dec. 31, 2024
United States | Bottom of range
Disclosure of other provisions [line items]
Inflation rate (in percent)	2.00%
Discount rate (in percent)	4.20%
United States | Top of range
Disclosure of other provisions [line items]
Inflation rate (in percent)	3.00%
Discount rate (in percent)	4.70%
Australia | Bottom of range
Disclosure of other provisions [line items]
Inflation rate (in percent)	2.50%
Discount rate (in percent)	3.90%
Australia | Top of range
Disclosure of other provisions [line items]
Inflation rate (in percent)	2.60%
Discount rate (in percent)	4.10%
Brazil | Bottom of range
Disclosure of other provisions [line items]
Inflation rate (in percent)	3.50%
Discount rate (in percent)	6.20%
Brazil | Top of range
Disclosure of other provisions [line items]
Inflation rate (in percent)	4.50%
Discount rate (in percent)	6.30%